ACCOUNTS RECEIVABLE, NET - Accounts receivable, net of provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable, net of provisions
Accounts receivable	$ 47,783,610	$ 62,789,964
Less: provision for doubtful accounts	(17,681,792)	(6,426,781)
Accounts receivable, net of provision for doubtful accounts	32,101,818	56,363,183
Provisions for doubtful accounts	$ 19,276,587	$ 4,155,246	$ 1,960,604